Significant Accounting Estimates, Assumptions and Judgements	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Significant accounting estimates, assumptions and judgements
4.
Significant accounting estimates, assumptions and judgements

Within the context of these consolidated financial statements, a judgement is a decision made by management in respect of the application of an accounting policy, a recognized or unrecognized financial statement amount and/or note disclosure, following an analysis of relevant information that may include estimates and assumptions. Estimates and assumptions are used mainly in determining the measurement of balances recognized or disclosed in the consolidated financial statements and are based on a set of underlying data that may include management’s historical experience, knowledge of current events and conditions and other factors that are believed to be reasonable under the circumstances. Management continually evaluates the estimates and judgements it uses.

Judgements, assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment include the following:

IMPAIRMENTS

The Company uses judgement in determining CGUs for the purpose of testing fixed assets, right-of-use assets and intangible assets for impairment. Judgement is also used to determine the goodwill CGUs for the purpose of testing goodwill for impairment. The Company has determined that each retail location is a separate CGU. Intangible assets are allocated to the CGUs (or groups of CGUs) to which they relate. Goodwill is allocated to CGUs (or groups of CGUs) based on the level at which management monitors goodwill, which cannot be higher than an operating segment. The allocation of goodwill is made to CGUs (or groups of CGUs) that are expected to benefit from the synergies and future growth of the business combination from which they arose. In addition, judgement is used to determine whether a triggering event has occurred requiring an impairment test to be completed. In applying this judgement management considers profitability of the CGU and other qualitative factors.

The recoverable amounts of CGU groups and individual assets have been determined as the higher of the CGU groups or the asset’s fair value less costs of disposal and its value in use. These calculations require the use of estimates and assumptions and are subject to changes as new information becomes available including information on the likelihood of obtaining future licenses from Health Canada, total addressable market, market share escalation factor, gross profit escalation factor, terminal multiple and discount rates. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGU groups.

INVENTORY

The valuation of work-in-progress and finished goods requires the estimate of conversion costs incurred, which become part of the carrying amount of the inventory. The Company must also determine if the carrying value of any inventory exceeds its net realizable value, such as cases where prices have decreased, or inventory has spoiled or has otherwise been damaged.

ACQUISITIONS

The Company assesses whether an acquisition should be accounted for as an asset acquisition or a business combination under International Financial Reporting Standard 3 – Business Combinations (“IFRS 3”). This assessment requires management to make judgements on whether the assets acquired and liabilities assumed constitute a business as defined in IFRS 3 and if the integrated set of activities, including inputs and processes acquired, is capable of being conducted and managed as a business and the Company obtains control of the business inputs and processes.

equity-accounted investees

The Company’s interest in a joint venture is accounted for using the equity-method. The current investment portfolio of the joint venture is comprised of secured debt and hybrid instruments which include options and warrants. These investments are recorded at fair value each reporting period with any changes in fair value recorded through profit or loss.

The determination of the fair value of the underlying investments is based on a discounted cash flow methodology and requires judgement from management. The discounted cash flows are based on various assumptions, including an estimation of market prices, volatility and discount rates. The Company has independent valuations done every quarter.